Capital and reserves - Issued share capital (Details)					12 Months Ended
	Nov. 21, 2021 USD ($)	Nov. 11, 2021 USD ($) shares	Oct. 20, 2020 USD ($) shares	Oct. 20, 2020 HKD ($) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 29, 2020 USD ($)	Oct. 29, 2020 GBP (£)
Disclosure of classes of share capital [line items]
Number of shares authorised | shares					500,000,000
Authorized share capital					$ 50,000
Par value per share | $ / shares					$ 0.0001
Balance at the beginning					$ 53,240,604
Reclassification to share premium arising from the restructuring					(15,348,379)
Reclassification to preference shares liabilities					(279,832,806)
Amount of reclassification to share premium due to restructuring					$ 17,126,369
Number of shares issue in hold as result of pending statutory procedures | shares					1,543
Balance at the end					$ 1,493	$ 53,240,604
Number of votes per ordinary share | Vote					1
Share premium
Disclosure of classes of share capital [line items]
Reclassification to share premium arising from the restructuring					$ 15,348,379
Shares issued					$ 1,777,990
Ordinary shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares					$ 0.0001	$ 0.0001
Balance at the beginning					$ 15,349,833	$ 7,800,575
Balance at the beginning (in shares) | shares					14,543,817	12,891,569
Shares issued					$ 39	$ 7,549,258
Shares issued (in shares) | shares					388,216	1,652,248
Balance at the end					$ 1,493	$ 15,349,833
Balance at the end (in shares) | shares					14,932,033	14,543,817
Series A preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning					$ 2,296,598	$ 2,296,598
Balance at the beginning (in shares) | shares					4,154,726	4,154,726
Reclassification to preference shares liabilities					$ (2,296,598)
Reclassification to preference shares liabilities (in shares) | shares					(4,154,726)
Balance at the end						$ 2,296,598
Balance at the end (in shares) | shares						4,154,726
Series B preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning					$ 5,554,173	$ 5,554,173
Balance at the beginning (in shares) | shares					5,338,405	5,338,405
Reclassification to preference shares liabilities					$ (5,554,173)
Reclassification to preference shares liabilities (in shares) | shares					(5,338,405)
Balance at the end						$ 5,554,173
Balance at the end (in shares) | shares						5,338,405
Series C preference shares
Disclosure of classes of share capital [line items]
Balance at the beginning					$ 30,040,000	$ 30,040,000
Balance at the beginning (in shares) | shares					10,532,116	10,532,116
Reclassification to preference shares liabilities					$ (30,040,000)
Reclassification to preference shares liabilities (in shares) | shares					(10,532,116)
Balance at the end						$ 30,040,000
Balance at the end (in shares) | shares						10,532,116
Oxsed Limited (note 32)
Disclosure of classes of share capital [line items]
Shares issued	$ 1,778,029
Loan notes with a principal amount , first portion							$ 7,549,258	£ 5,865,450
Oxsed Limited (note 32) | Ordinary shares
Disclosure of classes of share capital [line items]
Shares issued		$ 1,778,029	$ 7,549,258	$ 58,884,214
Shares issued (in shares) | shares		388,216	1,652,248	1,652,248